Benefit Plans, Valuation, Stock-Based Compensation (Details) $ in Thousands		12 Months Ended
	May 28, 2021	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Activity for Performance Based Awards [Roll Forward]
Reverse stock split ratio	0.2
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense | $		$ 0	$ 0	$ 15
Restricted Shares Units [Member]
Activity for Performance Based Awards [Roll Forward]
Balance, Beginning of period (in shares)		82,632
New awards granted (in shares)		43,072
Forfeited awards (in shares)		(1,865)
Awards settled (in shares)		(40,611)
Balance, End of period (in shares)		83,228	82,632
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense | $		$ 1,600	$ 1,200	715
Options maximum term		1 year
Unrecognized compensation expense | $		$ 2,900
Unrecognized compensation expense, period of recognition		25 months
Additional Disclosures [Abstract]
Shares vested after term		100.00%
Liability related to awards | $		$ 278	$ 229
Performance Share Units [Member]
Activity for Performance Based Awards [Roll Forward]
Balance, Beginning of period (in shares)		145,115
New awards granted (in shares)		38,255
Forfeited awards (in shares)		(9,365)
Awards settled (in shares)		(18,372)
Balance, End of period (in shares)		155,633	145,115
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense | $		$ 1,300	$ 1,800	$ 500
Options maximum term		3 years
Unrecognized compensation expense | $		$ 3,100
Unrecognized compensation expense, period of recognition		25 months
Additional Disclosures [Abstract]
Shares vested after term		100.00%
Liability related to awards | $		$ 3,600	$ 2,900